Commitments (Tables)	6 Months Ended
Jun. 30, 2022
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Details of commitments

As of June 30, 2022	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

	$ in thousands
License and collaboration agreements	16,815	1,530	3,060	3,060	9,165
Clinical & Research and Development agreements	335	335	—	—	—
IT licensing agreements	1,006	445	560	—	—

Total commitments	18,155	2,310	3,620	3,060	9,165